Provisions - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Provisions for termination benefits	$ 1,003,000	$ 3,406,000
Defined benefit plan	$ 2,279,000	2,194,000	$ 562,000	$ 477,000
Employee termination, legal compensation calculation	Seniority conditions the employee must justify to be entitled to an indemnity of 8 working months against one year before. Calculation of the allowance 1/4 of a month of salary per year of seniority up to 10 years, against 1/5 before, and no change beyond the 11th year.
Operating charges with suppliers [Member]
Disclosure of defined benefit plans [line items]
Provisions for termination benefits	$ 600,000
Pension service cost [member]
Disclosure of defined benefit plans [line items]
Provisions for termination benefits	300,000
Operating lease rentals [member]
Disclosure of defined benefit plans [line items]
Provisions for termination benefits	800,000
Commercial litigation [member]
Disclosure of defined benefit plans [line items]
Provisions for termination benefits	600,000
United States [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities of benefit plan	0
France [member]
Disclosure of defined benefit plans [line items]
Defined benefit plan	$ 1,500,000	$ 800,000	$ 800,000